UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04875

Name of Fund: Royce Value Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2007

Date of reporting period: 9/30/2007

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE VALUE TRUST
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 105.5%
	SHARES	VALUE
Consumer Products - 5.3%
Apparel and Shoes - 1.4%
Kenneth Cole Productions Cl. A	35,000	$677,950
Columbia Sportswear	34,600	1,913,726
K-Swiss Cl. A	110,000	2,520,100
Quiksilver [a,b]	8,700	124,410
Skechers U.S.A. Cl. A [a,b]	5,500	121,550
Tandy Brands Accessories	16,900	176,436
Van De Velde	50,000	2,584,534
Weyco Group	307,992	9,674,029

		17,792,735

Collectibles - 0.2%
Russ Berrie & Company [a]	124,300	2,088,240

Food/Beverage/Tobacco - 0.2%
Hain Celestial Group [a,b]	37,800	1,214,514
Hershey Creamery	709	1,488,900

		2,703,414

Home Furnishing and Appliances - 1.1%
Aaron Rents	4,500	100,350
DTS [a,b]	64,100	1,946,717
Ekornes	110,000	2,346,395
Ethan Allen Interiors	50,800	1,660,652
Kimball International Cl. B	286,180	3,256,728
La-Z-Boy [b]	68,200	503,316
Rational	14,900	2,866,598
Universal Electronics [a,b]	10,000	325,000

		13,005,756

Publishing - 0.5%
Scholastic Corporation [a,b]	130,000	4,531,800
Voyager Learning [a,b]	150,000	1,213,500

		5,745,300

Sports and Recreation - 0.9%
Beneteau	90,000	2,550,026
Coachmen Industries	47,700	319,590
Monaco Coach	166,650	2,338,100
Sturm, Ruger & Company [a,b]	272,900	4,887,639
Thor Industries	26,100	1,174,239

		11,269,594

Other Consumer Products - 1.0%
Blyth	14,700	300,615
Lazare Kaplan International [a]	103,600	767,676
Leapfrog Enterprises Cl. A [a,b]	175,000	1,443,750
Matthews International Cl. A	100,000	4,380,000
RC2 Corporation [a]	132,600	3,671,694
Sally Beauty Holdings [a,b]	194,600	1,644,370

		12,208,105

Total		64,813,144

Consumer Services - 5.7%
Direct Marketing - 0.2%
FTD Group	55,000	818,400
Takkt	104,500	1,773,240

		2,591,640

Leisure and Entertainment - 0.1%
Shuffle Master [a,b]	15,000	224,250

Media and Broadcasting - 0.1%
Cox Radio Cl. A [a,b]	23,000	300,150
Discovery Holding Company Cl. B [a,b]	40,600	1,185,520

		1,485,670

Restaurants and Lodgings - 0.8%
Benihana Cl. A [a,b]	6,600	114,246
CEC Entertainment [a,b]	133,100	3,576,397
Jamba [a,b]	8,700	61,161
Krispy Kreme Doughnuts [a,b]	26,400	105,600
Morgans Hotel Group [a,b]	90,000	1,957,500
Steak n Shake [a]	198,000	2,971,980
Tim Hortons	50,000	1,742,500

		10,529,384

Retail Stores - 1.7%
America’s Car-Mart [a,b]	90,400	1,022,424
Bulgari	275,000	4,329,183
CarMax [a,b]	50,000	1,016,500
Children’s Place Retail Stores [a]	13,670	331,908
Cost Plus [a,b]	80,500	323,610
DSW Cl. A [a,b]	5,000	125,850
Fielmann	20,000	1,333,833
Fred’s Cl. A	50,000	526,500
Gander Mountain [a,b]	53,300	288,353
Gymboree Corporation [a,b]	5,000	176,200
Hot Topic [a,b]	29,000	216,340
99 Cents Only Stores [a,b]	95,000	975,650
Stein Mart	142,800	1,086,708
Tiffany & Co.	125,000	6,543,750
Urban Outfitters [a,b]	27,000	588,600
West Marine [a]	131,100	1,514,205
Wet Seal (The) Cl. A [a,b]	162,000	626,940

		21,026,554

Other Consumer Services - 2.8%
Corinthian Colleges [a,b]	106,500	1,694,415
ITT Educational Services [a]	80,000	9,735,200
MoneyGram International	186,400	4,210,776
Renaissance Learning	15,000	181,350
Sotheby’s Cl. A	382,200	18,265,338
Steiner Leisure [a,b]	2,100	91,140
Travelcenters of America [a]	2,500	81,500

		34,259,719

Total		70,117,217

Diversified Investment Companies - 0.1%
Closed-End Funds - 0.1%
Central Fund of Canada Cl. A	131,500	1,292,645

Total		1,292,645

Financial Intermediaries - 11.8%
Banking - 3.3%
Ameriana Bancorp	20,000	185,200
BOK Financial	159,427	8,196,142
Bank of N.T. Butterfield & Son	356,250	7,125,000
CFS Bancorp	265,000	3,736,500
Cadence Financial	30,300	533,280
Commercial National Financial	54,900	906,399
Farmers & Merchants Bank of Long Beach	1,266	7,975,800
Hawthorn Bancshares	44,400	1,376,400
Heritage Financial	12,915	284,776
HopFed Bancorp	25,000	375,250
Jefferson Bancshares	32,226	338,695
Mechanics Bank	200	3,820,000
Old Point Financial	20,000	495,000
Partners Trust Financial Group	50,000	608,500
Sun Bancorp [a,b]	46,305	810,338
Tompkins Financial	17,545	696,537
W Holding Company	44,700	100,128
Whitney Holding	40,500	1,068,390
Wilber Corporation	31,700	303,369
Wilmington Trust	31,000	1,205,900
Yadkin Valley Financial	3,800	60,876

		40,202,480

Insurance - 3.6%
Alleghany Corporation [a]	13,318	5,407,108
Argo Group International Holdings [a]	16,655	724,659
Aspen Insurance Holdings	64,000	1,786,240
Erie Indemnity Cl. A	139,900	8,552,087
Greenlight Capital Re Cl. A [a,b]	57,300	1,162,044
IPC Holdings	27,000	778,950
Leucadia National	84,940	4,095,807
Markel Corporation [a]	7,200	3,484,800
Montpelier Re Holdings	66,000	1,168,200
NYMAGIC	85,200	2,369,412
ProAssurance Corporation [a,b]	38,070	2,050,831
RLI	99,724	5,656,345
Security Capital Assurance	30,000	685,200
Stewart Information Services	3,000	102,810
Wesco Financial	4,750	1,890,500
White Mountains Insurance Group	9,000	4,677,750
Zenith National Insurance	2,000	89,780

		44,682,523

Real Estate Investment Trusts - 0.2%
Bimini Capital Management Cl. A	897,500	1,184,700
Capstead Mortgage	91,100	936,508
Gladstone Commercial	34,700	648,890

		2,770,098

Securities Brokers - 2.2%
Cowen Group [a,b]	32,000	442,240
DundeeWealth	33,300	593,585
Evercore Partners Cl. A	276,800	7,277,072
First Albany Companies [a,b]	350,100	595,170
Interactive Brokers Group Cl. A [a,b]	79,400	2,085,044
Investment Technology Group [a,b]	30,400	1,306,592
KBW [a,b]	50,000	1,439,000
Knight Capital Group Cl. A [a,b]	229,700	2,747,212
Lazard Cl. A	144,000	6,105,600
optionsXpress Holdings	53,000	1,385,420
Piper Jaffray [a,b]	10,000	536,000
Shinko Securities	464,300	2,150,417

		26,663,352

Other Financial Intermediaries - 2.5%
AP Alternative Assets L.P.	237,600	4,039,200
JAFCO	37,300	1,383,346
KKR Financial	401,404	6,763,657
KKR Private Equity Investors LLP	105,000	2,047,500
Kohlberg Capital	81,800	1,231,908
MCG Capital	138,000	1,985,820
MVC Capital	447,200	8,286,616
MarketAxess Holdings [a]	67,000	1,005,000
NGP Capital Resources	50,000	811,500
RHJ International [a]	177,500	3,227,102

		30,781,649

Total		145,100,102

Financial Services - 9.2%
Information and Processing - 1.4%
FactSet Research Systems	35,350	2,423,243
Global Payments	68,500	3,029,070
Interactive Data	134,300	3,787,260
PRG-Schultz International [a,b]	14,420	195,824
SEI Investments	282,400	7,703,872

		17,139,269

Insurance Brokers - 1.5%
Brown & Brown	115,000	3,024,500
Crawford & Company Cl. A [a]	289,200	1,596,384
Crawford & Company Cl. B [a]	162,300	1,032,228
eHealth [a,b]	25,000	692,500
Enstar Group [a,b]	7,000	887,250
Gallagher (Arthur J.) & Co.	111,200	3,221,464
Hilb Rogal & Hobbs	155,050	6,718,317
National Financial Partners	22,000	1,165,560

		18,338,203

Investment Management - 5.5%
ADDENDA Capital	150,900	3,052,438
Affiliated Managers Group [a,b]	15,600	1,989,156
AllianceBernstein Holding L.P.	333,100	29,336,117
BKF Capital Group [a]	227,050	533,568
Calamos Asset Management Cl. A	45,000	1,270,350
Eaton Vance	140,400	5,610,384
Federated Investors Cl. B	161,900	6,427,430
GAMCO Investors Cl. A	158,600	8,691,280
Nuveen Investments Cl. A	138,600	8,584,884
Onex Corporation	50,000	1,837,330
SPARX Group	2,300	956,122

		68,289,059

Other Financial Services - 0.8%
AmeriCredit Corporation [a,b]	18,870	331,735
Centerline Holding Company	59,600	914,860
Credit Acceptance [a,b]	116,601	2,693,483
Deutsche Beteiligungs	90,000	3,150,636
Encore Capital Group [a,b]	20,100	237,180
FCStone Group [a,b]	4,050	130,694
Municipal Mortgage & Equity	40,300	915,213
Ocwen Financial [a,b]	50,000	471,500
World Acceptance [a,b]	21,700	717,836

		9,563,137

Total		113,329,668

Health - 7.0%
Commercial Services - 1.5%
First Consulting Group [a,b]	560,900	5,777,270
PAREXEL International [a,b]	313,700	12,946,399

		18,723,669

Drugs and Biotech - 1.7%
Affymetrix [a,b]	10,000	253,700
Antigenics [a,b]	99,300	235,341
Biovail Corporation	41,200	715,644
Endo Pharmaceuticals Holdings [a,b]	155,000	4,806,550
Gene Logic [a,b]	365,000	434,350
Genitope Corporation [a,b]	100,000	448,000
Human Genome Sciences [a,b]	90,000	926,100
K-V Pharmaceutical Cl. A [a,b]	51,500	1,472,900
Medicines Company (The) [a,b]	20,000	356,200
Millennium Pharmaceuticals [a,b]	100,000	1,015,000
Mylan Laboratories [b]	52,200	833,112
Myriad Genetics [a,b]	50,000	2,607,500
Origin Agritech [a]	28,600	217,074
Perrigo Company	191,950	4,098,133
Pharmanet Development Group [a,b]	10,000	290,300
QLT [a,b]	114,070	649,058
Sunesis Pharmaceuticals [a,b]	300,000	690,000
VIVUS [a,b]	163,300	809,968

		20,858,930

Health Services - 1.4%
Albany Molecular Research [a]	85,000	1,283,500
Cross Country Healthcare [a]	30,000	524,100
Eclipsys Corporation [a,b]	20,000	466,400
Gentiva Health Services [a]	30,150	579,182
HMS Holdings [a,b]	50,000	1,230,500
HealthSouth Corporation [a,b]	200,000	3,502,000
Lincare Holdings [a,b]	52,562	1,926,397
MedQuist [a]	73,893	850,508
National Home Health Care	20,000	247,000
On Assignment [a,b]	375,400	3,506,236
Paramount Acquisition (Units) [a]	280,000	1,960,000
Res-Care [a,b]	65,460	1,495,106

		17,570,929

Medical Products and Devices - 2.2%
Allied Healthcare Products [a]	210,612	1,423,737
ArthroCare Corporation [a,b]	10,000	558,900
Atrion Corporation	15,750	1,968,750
Bruker BioSciences [a]	370,200	3,257,760
Coloplast Cl. B	17,000	1,616,136
CONMED Corporation [a,b]	81,500	2,281,185
IDEXX Laboratories [a,b]	79,000	8,657,610
Invacare Corporation	103,100	2,410,478
STERIS Corporation	98,600	2,694,738
Young Innovations	62,550	1,789,556
Zoll Medical [a,b]	40,400	1,047,168

		27,706,018

Personal Care - 0.2%
Nutraceutical International [a,b]	22,800	346,788
USANA Health Sciences [a,b]	38,900	1,701,875

		2,048,663

Total		86,908,209

Industrial Products - 16.8%
Automotive - 0.9%
ElringKlinger	25,500	2,890,757
Fuel Systems Solutions [a,b]	22,500	401,850
LKQ Corporation [a,b]	200,000	6,962,000
Quantam Fuel Systems Technologies Worldwide [a,b]	15,500	17,050
SORL Auto Parts [a,b]	20,300	157,528
Superior Industries International	52,000	1,127,880

		11,557,065

Building Systems and Components - 1.1%
Decker Manufacturing	6,022	216,792
Preformed Line Products	91,600	4,765,032
Simpson Manufacturing	250,800	7,987,980

		12,969,804

Construction Materials - 1.5%
Ash Grove Cement Cl. B	50,518	11,770,694
Heywood Williams Group [a]	958,837	1,490,952
Synalloy Corporation	198,800	4,194,680
USG Corporation [a,b]	25,000	938,750

		18,395,076

Industrial Components - 1.5%
Barnes Group	20,000	638,400
C&D Technologies [a,b]	345,700	1,721,586
CLARCOR	83,500	2,856,535
Donaldson Company	92,800	3,875,328
GrafTech International [a,b]	64,790	1,155,854
PerkinElmer	135,000	3,943,350
Powell Industries [a,b]	92,400	3,501,036
II-VI [a]	13,500	466,155

		18,158,244

Machinery - 5.6%
A.S.V. [a,b]	14,800	207,644
Baldor Electric	62,900	2,512,855
Burnham Holdings Cl. B	36,000	536,400
Coherent [a,b]	243,500	7,811,480
Exco Technologies	91,000	457,447
Federal Signal	58,600	900,096
Franklin Electric	84,200	3,461,462
Graco	106,825	4,177,926
Hardinge	26,193	912,302
IDEX Corporation	54,000	1,965,060
Intermec [a,b]	23,000	600,760
Lincoln Electric Holdings	188,680	14,643,455
Mueller Water Products Cl. A	72,500	898,275
Nordson Corporation	172,200	8,646,162
Pfeiffer Vacuum Technology	34,995	3,175,707
Rofin-Sinar Technologies [a,b]	128,000	8,986,880
Williams Controls [a,b]	37,499	676,107
Woodward Governor	144,800	9,035,520

		69,605,538

Metal Fabrication and Distribution - 1.8%
Commercial Metals	36,600	1,158,390
CompX International Cl. A	292,300	5,723,234
Gerdau Ameristeel	61,100	730,145
Kaydon Corporation	177,400	9,223,026
Metal Management	3,500	189,700
NN	197,100	1,933,551
Novamerican Steel [a]	10,800	546,696
RBC Bearings [a,b]	35,000	1,342,250
Reliance Steel & Aluminum	25,920	1,465,517

		22,312,509

Paper and Packaging - 0.3%
Mayr-Melnhof Karton	25,000	2,762,778
Peak International [a,b]	408,400	1,110,848

		3,873,626

Specialty Chemicals and Materials - 1.2%
Aceto Corporation	78,410	705,690
American Vanguard	26,666	520,520
Balchem Corporation	16,875	344,419
Cabot Corporation	181,500	6,448,695
Calgon Carbon [a,b]	6,400	89,344
Fuel Tech [a,b]	10,000	220,900
Hawkins	206,878	2,979,043
Lydall [a]	35,500	329,440
Schulman (A.)	143,100	2,823,363
Sensient Technologies	22,000	635,140
Spartech Corporation	5,000	85,300

		15,181,854

Textiles - 0.1%
Unifi [a]	145,100	399,025

Other Industrial Products - 2.8%
Brady Corporation Cl. A	238,400	8,553,792
Diebold	73,600	3,342,912
Distributed Energy Systems [a]	32,000	26,880
Maxwell Technologies [a,b]	21,500	250,045
Mettler-Toledo International [a,b]	28,700	2,927,400
Myers Industries	30,499	604,490
Peerless Manufacturing [a]	297,200	7,132,800
Raven Industries	86,200	3,452,310
Solar Integrated Technologies [a]	75,000	115,087
Somfy	9,900	3,105,718
Waters Corporation [a,b]	75,990	5,085,251

		34,596,685

Total		207,049,426

Industrial Services - 12.2%
Advertising and Publishing - 1.0%
Focus Media Holding ADR [a,b]	71,900	4,171,638
Interpublic Group of Companies [a,b]	510,000	5,293,800
Lamar Advertising Cl. A	31,000	1,518,070
MDC Partners Cl. A [a]	60,000	651,600
ValueClick [a,b]	45,000	1,010,700

		12,645,808

Commercial Services - 3.6%
Allied Waste Industries [a]	188,800	2,407,200
Anacomp Cl. A [a]	26,000	182,000
Animal Health International [a,b]	25,000	278,250
BB Holdings [a]	289,400	1,228,632
Canadian Solar [a,b]	50,000	472,000
Convergys Corporation [a,b]	121,000	2,100,560
Copart [a]	158,100	5,437,059
Diamond Management & Technology Consultants	80,400	739,680
First Advantage Cl. A [a,b]	5,000	88,350
Forrester Research [a]	40,300	949,871
Headwaters [a,b]	7,700	114,576
Hewitt Associates Cl. A [a]	208,720	7,315,636
Iron Mountain [a,b]	234,262	7,140,306
Learning Tree International [a,b]	53,400	948,384
MPS Group [a]	564,600	6,295,290
MAXIMUS	127,900	5,573,882
New Horizons Worldwide [a]	228,600	377,190
OneSource Services [a]	28,137	374,194
Portfolio Recovery Associates	3,500	185,745
Spherion Corporation [a,b]	53,000	437,780
TRC Companies [a]	3,600	38,016
TeleTech Holdings [a,b]	5,400	129,114
Viad Corporation	9,025	324,900
Wright Express [a,b]	30,000	1,094,700

		44,233,315

Engineering and Construction - 1.6%
Boskalis Westminster	49,200	2,480,742
Dycom Industries [a,b]	35,500	1,087,365
Fleetwood Enterprises [a]	234,300	2,003,265
Insituform Technologies Cl. A [a,b]	137,000	2,086,510
Integrated Electrical Services [a,b]	305,400	7,821,294
KBR [a,b]	115,000	4,458,550

		19,937,726

Food and Tobacco Processors - 0.4%
MGP Ingredients	127,400	1,308,398
Performance Food Group [a,b]	10,000	301,300
Seneca Foods Cl. A [a,b]	80,000	2,175,200
Seneca Foods Cl. B [a]	13,251	355,789

		4,140,687

Industrial Distribution - 2.0%
Central Steel & Wire	6,062	3,849,370
MSC Industrial Direct Cl. A	20,000	1,011,800
Ritchie Bros. Auctioneers	310,400	20,207,040

		25,068,210

Printing - 0.1%
Bowne & Co.	68,100	1,134,546

Transportation and Logistics - 3.0%
Alexander & Baldwin	60,000	3,007,800
American Commercial Lines [a,b]	2,000	47,460
Atlas Air Worldwide Holdings [a,b]	17,000	877,710
C. H. Robinson Worldwide	80,000	4,343,200
Forward Air	254,750	7,586,455
Frozen Food Express Industries	286,635	1,929,054
Hub Group Cl. A [a,b]	174,400	5,237,232
Landstar System	26,200	1,099,614
Patriot Transportation Holding [a]	80,300	7,896,702
UTI Worldwide	109,600	2,518,608
Universal Truckload Services [a]	115,100	2,527,596

		37,071,431

Other Industrial Services - 0.5%
Landauer	117,900	6,008,184

Total		150,239,907

Natural Resources - 9.6%
Energy Services - 5.0%
Atwood Oceanics [a,b]	29,400	2,250,864
Cal Dive International [a,b]	40,000	600,000
Carbo Ceramics	155,200	7,873,296
Core Laboratories [a,b]	10,000	1,273,900
Ensign Energy Services	126,300	2,384,672
Environmental Power [a,b]	326,000	1,727,800
Exterran Holdings [a,b]	157,500	12,653,550
Global Industries [a]	54,500	1,403,920
Helix Energy Solutions Group [a,b]	34,226	1,453,236
Helmerich & Payne	80,600	2,646,098
ION Geophysical [a,b]	464,500	6,424,035
National Fuel Gas	47,500	2,223,475
Particle Drilling Technologies [a,b]	61,500	202,950
SEACOR Holdings [a,b]	147,000	13,979,700
Superior Offshore International [a,b]	20,000	225,000
TETRA Technologies [a,b]	68,000	1,437,520
Willbros Group [a,b]	103,800	3,529,200

		62,289,216

Oil and Gas - 1.1%
Bill Barrett [a,b]	50,000	1,970,500
Carrizo Oil & Gas [a,b]	41,700	1,870,662
Cimarex Energy	193,990	7,226,128
Falcon Oil & Gas [a]	360,000	209,923
Penn Virginia	32,880	1,446,062
PetroCorp [a,c]	61,400	0
Storm Cat Energy [a,b]	330,800	248,100
W &T Offshore	25,000	609,500

		13,580,875

Precious Metals and Mining - 2.4%
Agnico-Eagle Mines	34,000	1,693,200
Centerra Gold [a]	30,000	271,452
Constellation Copper [a]	186,900	122,138
Etruscan Resources [a]	675,900	2,072,583
Gammon Gold [a,b]	178,300	2,111,072
Golden Star Resources [a,b]	175,000	708,750
Hecla Mining [a,b]	598,000	5,352,100
IAMGOLD Corporation	335,620	2,909,825
International Coal Group [a,b]	189,000	839,160
Ivanhoe Mines [a,b]	140,000	1,827,000
Kinross Gold [a,b]	110,286	1,652,084
Meridian Gold [a]	91,000	3,012,100
Miramar Mining [a,b]	445,000	2,109,300
Northgate Minerals [a]	100,000	284,000
Pan American Silver [a,b]	41,000	1,184,900
Randgold Resources ADR	53,000	1,761,720
Royal Gold	34,400	1,126,600
Yamana Gold [b]	80,000	942,400

		29,980,384

Real Estate - 0.9%
Alico	27,000	1,170,180
Consolidated-Tomoka Land	13,564	911,636
Tejon Ranch Company [a,b]	69,000	2,856,600
The St. Joe Company	180,100	6,053,161

		10,991,577

Other Natural Resources - 0.2%
PICO Holdings [a]	50,200	2,085,810

Total		118,927,862

Technology - 22.8%
Aerospace and Defense - 0.7%
Aerovironment [a,b]	2,400	55,224
Allied Defense Group (The) [a,b]	45,700	359,659
Astronics Corporation [a]	52,400	2,283,068
Axsys Technologies [a,b]	10,000	309,600
Ducommun [a]	117,200	3,785,560
Hexcel Corporation [a,b]	47,500	1,078,725
Integral Systems	39,876	856,935

		8,728,771

Components and Systems - 6.4%
Analogic Corporation	40,135	2,559,008
Belden	57,800	2,711,398
Benchmark Electronics [a,b]	208,200	4,969,734
Checkpoint Systems [a]	56,060	1,479,423
Dionex Corporation [a]	81,000	6,436,260
Electronics for Imaging [a,b]	25,000	671,500
Energy Conversion Devices [a,b]	105,500	2,396,960
Excel Technology [a]	168,500	4,204,075
Hutchinson Technology [a,b]	47,500	1,168,500
Imation Corporation	15,700	385,121
InFocus Corporation [a]	228,100	387,770
KEMET Corporation [a]	95,600	702,660
Methode Electronics	50,000	752,500
Nam Tai Electronics	5,200	65,416
Newport Corporation [a,b]	592,200	9,019,206
On Track Innovations [a,b]	40,000	191,600
Perceptron [a]	397,400	5,722,560
Plexus Corporation [a,b]	325,700	8,924,180
Radiant Systems [a,b]	32,500	514,475
Richardson Electronics	116,700	799,395
Solectron Corporation [a,b]	1,070,100	4,173,390
TTM Technologies [a,b]	221,400	2,561,598
Technitrol	311,200	8,386,840
Tektronix	159,680	4,429,523
Vishay Intertechnology [a,b]	186,000	2,423,580
Zebra Technologies Cl. A [a,b]	76,525	2,792,397

		78,829,069

Distribution - 0.9%
Agilysys	165,125	2,790,612
Anixter International [a]	61,795	5,094,998
Tech Data [a,b]	86,500	3,470,380

		11,355,990

Internet Software and Services - 1.4%
Arbinet-thexchange [a,b]	87,200	523,200
CMGI [a,b]	1,535,000	2,087,600
CNET Networks [a,b]	155,400	1,157,730
CryptoLogic	68,500	1,370,000
CyberSource Corporation [a,b]	10,000	116,900
EarthLink [a,b]	55,200	437,184
Internap Network Services [a,b]	144,890	2,053,091
iPass [a,b]	268,400	1,127,280
j2 Global Communications [a,b]	43,420	1,421,137
Jupitermedia Corporation [a,b]	525,000	3,323,250
Kongzhong Corporation ADR [a,b]	8,300	55,776
Lionbridge Technologies [a]	37,500	149,625
Perficient [a,b]	10,000	218,700
RealNetworks [a,b]	256,900	1,741,782
Stamps.com [a]	12,400	148,428
SupportSoft [a]	220,000	1,284,800
Websense [a,b]	20,000	394,600

		17,611,083

IT Services - 3.0%
Alten [a]	62,000	2,316,313
answerthink [a]	655,000	2,154,950
BearingPoint [a,b]	829,100	3,357,855
Black Box	47,000	2,009,720
CACI International Cl. A [a,b]	10,000	510,900
CIBER [a,b]	10,000	78,100
Cogent Communications Group [a,b]	204,200	4,766,028
Computer Task Group [a,b]	101,100	439,785
Gartner [a]	126,000	3,081,960
Perot Systems Cl. A [a,b]	165,100	2,791,841
Sapient Corporation [a,b]	806,602	5,412,299
Syntel	152,679	6,348,393
TriZetto Group (The) [a,b]	219,800	3,848,698

		37,116,842

Semiconductors and Equipment - 4.0%
Actions Semiconductor ADR [a,b]	24,300	134,136
Advanced Energy Industries [a,b]	6,300	95,130
Applied Micro Circuits [a,b]	55,100	174,116
Axcelis Technologies [a,b]	135,000	689,850
BE Semiconductor Industries [a,b]	58,000	371,200
Brooks Automation [a,b]	15,152	215,764
Cabot Microelectronics [a]	131,200	5,608,800
CEVA [a]	31,666	284,677
Cognex Corporation	197,700	3,511,152
DSP Group [a,b]	115,000	1,820,450
Diodes [a]	297,450	9,548,145
Dolby Laboratories Cl. A [a]	173,900	6,055,198
Exar Corporation [a,b]	232,576	3,037,443
Fairchild Semiconductor International [a,b]	51,200	956,416
Himax Technologies ADR [a]	100,000	406,000
Image Sensing Systems [a,b]	7,310	92,837
International Rectifier [a,b]	120,000	3,958,800
Intevac [a]	57,450	873,240
Jazz Technologies (Units) [a]	600,000	2,280,000
Kulicke & Soffa Industries [a,b]	105,800	897,184
Micrel	7,600	82,080
Novellus Systems [a,b]	12,000	327,120
ON Semiconducter [a,b]	15,300	192,168
Pericom Semiconductor [a,b]	58,000	679,760
Power Integrations [a,b]	49,000	1,455,790
Sanmina-SCI Corporation [a,b]	200,000	424,000
Semitool [a,b]	50,000	485,000
Staktek Holdings [a]	184,700	635,368
Tessera Technologies [a,b]	12,500	468,750
TriQuint Semiconductor [a,b]	35,200	172,832
Veeco Instruments [a,b]	65,000	1,259,700
Vimicro International ADR [a,b]	160,000	849,600
Virage Logic [a,b]	100,000	742,000

		48,784,706

Software - 3.7%
ACI Worldwide [a,b]	238,150	5,322,653
Advent Software [a,b]	116,800	5,486,096
ANSYS [a,b]	100,000	3,417,000
Aspen Technology [a]	27,100	388,072
Avid Technology [a,b]	68,000	1,841,440
BEA Systems [a]	65,610	910,011
Borland Software [a,b]	280,000	1,218,000
Epicor Software [a,b]	79,900	1,100,223
JDA Software Group [a,b]	99,900	2,063,934
MSC.Software [a,b]	50,000	681,000
ManTech International Cl. A [a,b]	119,400	4,296,012
NAVTEQ Corporation [a,b]	70,000	5,457,900
Net 1 UEPS Technologies [a,b]	50,000	1,358,500
PLATO Learning [a,b]	149,642	565,647
Progress Software [a,b]	30,500	924,150
SPSS [a]	179,600	7,388,744
Sybase [a,b]	82,600	1,910,538
THQ [a,b]	20,000	499,600
Verint Systems [a,b]	40,000	1,036,000

		45,865,520

Telecommunications - 2.7%
Adaptec [a,b]	2,584,100	9,871,262
ADTRAN	65,000	1,496,950
Arris Group [a]	5,900	72,865
Catapult Communications [a,b]	87,100	665,444
Comtech Group [a,b]	8,500	154,785
Covad Communications Group [a,b]	35,000	23,450
Foundry Networks [a,b]	373,400	6,635,318
Globalstar [a,b]	50,000	366,500
Globecomm Systems [a]	233,700	3,098,862
Golden Telecom [a]	40,000	3,219,600
IDT Corporation	108,400	857,444
IDT Corporation Cl. B	95,000	795,150
Level 3 Communications [a,b]	401,341	1,866,236
NMS Communications [a,b]	380,000	467,400
Sycamore Networks [a,b]	171,000	695,970
Tandberg	35,000	842,337
Tekelec [a,b]	8,200	99,220
Tollgrade Communications [a]	20,000	202,400
Zhone Technologies [a,b]	850,000	1,011,500

		32,442,693

Total		280,734,674

Utilities - 0.2%
CH Energy Group	44,500	2,127,100
Southern Union	11,576	360,129

Total		2,487,229

Miscellaneous [d] - 4.8%
Total		59,678,111

TOTAL COMMON STOCKS
(Cost $855,900,115)		1,300,678,194

PREFERRED STOCKS - 0.3%
Duratex	48,400	1,444,343
Seneca Foods Conv. [a,c]	85,000	2,080,035

TOTAL PREFERRED STOCKS
(Cost $2,516,175)		3,524,378

	PRINCIPAL
	AMOUNT
CORPORATE BONDS - 0.1%
Dixie Group 7.00%
Conv. Sub. Deb. due 5/15/12	$352,000	330,880

TOTAL CORPORATE BONDS
(Cost $295,794)		330,880

REPURCHASE AGREEMENTS - 12.1%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $34,617,697 (collateralized by obligations of various U.S. Government Agencies, valued at $37,620,000)
(Cost $34,604,000)		34,604,000

Lehman Brothers (Tri-Party), 4.55% dated 9/28/07, due 10/1/07, maturity value $115,043,604 (collateralized by obligations of various U.S. Government Agencies, valued at $117,347,146)
(Cost $115,000,000)		115,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $149,604,000)		149,604,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 11.5%
Federal Home Loan Bank
4.36% due 9/10/09	12,410	12,437
U.S. Treasury Bonds
2.375% due 1/15/27	9,892	9,940
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (7 day yield-5.23%)		141,650,588

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $141,672,965)		141,672,965

TOTAL INVESTMENTS - 129.5%
(Cost $1,149,989,049)		1,595,810,417

LIABILITIES LESS CASH AND OTHER ASSETS - (11.6)%		(143,012,460)

PREFERRED STOCK - (17.9)%		(220,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS - 100.0%		$1,232,797,957

a	Non-income producing.

b	All or a portion of these securities were on loan at September 30, 2007. Total market value of loaned securities at September 30, 2007 was $137,019,800.

c	Securities for which market quotations are no longer readily available represent 0.2% of net assets. These securities have been valued at their fair value under procedures established by the Fund’s Board of Directors.

d	Includes securities first acquired in 2007 and less than 1% of net assets applicable to Common Stockholders.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $1,151,144,043. At September 30, 2007, net unrealized appreciation for all securities was $444,666,374, consisting of aggregate gross unrealized appreciation of $508,197,502 and aggregate gross unrealized depreciation of $63,531,128. The primary difference in book and tax basis cost is the timing of the recognition of losses on securities sold.

	At September 30, 2007, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The Fund effected the following transactions in shares of such companies during the period ended September 30, 2007:

		Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
	Affiliated Company	12/31/2006	12/31/2006	Purchases	Sales	Gain (Loss)	Income	9/30/2007	9/30/2007

	Synalloy Corporation*	345,000	$6,361,800	-	$761,702	$5,317,318	$51,750

			$6,361,800			$5,317,318	$51,750

*	Not an Affiliated Company at September 30, 2007.

Valuation of investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. The Fund values its non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Fund by its custodian, State Street Bank and Trust Company. In addition, if between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a)      The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)      There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 15, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 15, 2007

By:

/s/John D. Diederich
John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: November 15, 2007